Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

NOTE 7—DEBT

Debt consisted of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Senior secured notes	$210,000	$210,000
Revolving credit facility	—	—
Original issue discount	(310)	(381)

Total debt	209,690	209,619
Current maturities	—	—

	$209,690	$209,619

7.375% Senior Secured Notes

In April 2012, the Company issued $210,000 aggregate principal amount of 7.375% Senior Secured Notes due May 15, 2019 (the “Senior Secured Notes”). The proceeds were used to repay the Company’s $265,000 senior secured term loan that was due in January 2016 with a then outstanding balance of $198,700. The Company recorded a loss on extinguishment of debt of $4,961 during the year ended December 31, 2012 for the write-off of unamortized debt issuance costs. Interest is payable on the Senior Secured Notes on May 15 and November 15 of each year.

The Senior Secured Notes are fully and unconditionally guaranteed by each of the Company’s existing subsidiaries and will be guaranteed by any future domestic wholly-owned restricted subsidiaries of the Company. Debt issuance costs and other transaction fees of $8,600 are included in other non-current assets and amortized over the life of the debt as interest expense. The Senior Secured Notes are secured, subject to certain permitted liens, on a second priority basis by substantially all of the Company’s and the guarantors’ current and future property and assets (including the capital stock of the Company’s current subsidiaries), other than certain excluded assets.

At any time prior to May 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Senior Secured Notes with the proceeds of certain equity offerings at a redemption price equal to 107.375% of the principal amount of the Senior Secured Notes, plus accrued and unpaid interest to, but excluding the redemption date; provided, however, that at least 65% of the aggregate principal amount of the Senior Secured Notes are outstanding immediately following the redemption. In addition, at any time prior to May 15, 2015, the Company may redeem all or a portion of the Senior Secured Notes by paying a “make-whole” premium calculated as described in the indenture governing the Senior Secured Notes (the “Indenture”). The Company has not separated the make-whole premium from the underlying debt instrument to account for it as a derivative instrument as the economic characteristics and risks of this embedded derivative are clearly and closely related to the economic characteristics of the underlying debt.

At any time on or after May 15, 2015, the Company may redeem all or a portion of the Senior Secured Notes at redemption prices calculated based on a percentage of the principal amount of the Senior Secured Notes being redeemed, plus accrued and unpaid interest, if any, to the redemption date, depending on the date on which the Senior Secured Notes are redeemed. These percentages range from between 100.00% and 105.53%.

Following a change of control, as defined in the Indenture, the Company will be required to make an offer to repurchase all or any portion of the Senior Secured Notes at a purchase price of 101% of the principal amount, plus accrued and unpaid interest to, but excluding, the date of repurchase.

Revolving Credit Facility

In April 2012, the Company also entered into a new $25,000 revolving credit facility (the “Credit Facility”) with an interest rate of LIBOR (subject to a 1.00% floor) plus a margin of 4.50%, or Base Rate (subject to a 2.00% floor) plus a margin of 3.50%, as the Company may elect. In addition, the Company is required to pay commitment fees on the unused portion of the Credit Facility at the rate of 0.50% per annum. The termination date of the Credit facility is April 27, 2016. The $25,000 revolving credit facility replaced the prior $30,000 revolving credit facility that was scheduled to mature in January 2013.

The Credit Facility includes a sub-facility for the issuance of letters of credit totaling up to $10,000. The Company’s obligations under the Credit Facility are guaranteed by each of the Company’s existing and future direct and indirect wholly-owned domestic subsidiaries, and the obligations of the Company and such guarantors in respect of the Credit Facility are secured by first priority liens on substantially all of the Company’s and such subsidiaries’ current and future property and assets, other than certain excluded assets pursuant to the first lien guarantee and collateral agreement by and among the Company, such guarantors and Wells Fargo Bank, National Association, as collateral trustee. In addition, the Credit Facility contains provisions to accommodate the incurrence of up to $150,000 in future incremental borrowings. While the Credit Facility does not contain any commitment by the lenders to provide this incremental indebtedness, the Credit Facility describes how such debt (if provided by the Company’s existing or new lenders) would be subject to various financial and other covenant compliance requirements and conditions at the time the additional debt is incurred. There was no outstanding balance on the revolving credit facility at December 31, 2014.

Debt Covenants

The Indenture and the Credit Facility include covenants which, among other things, limit the Company’s ability, and its subsidiaries, to:

•	incur additional indebtedness or guarantee obligations;

•	issue certain preferred stock or redeemable stock;

•	pay dividends beyond certain calculated thresholds, repurchase or make distributions in respect of the Company’s capital stock or make other restricted payments;

•	make certain investments;

•	sell, transfer or otherwise convey certain assets;

•	create or incur liens or other encumbrances;

•	prepay, redeem or repurchase subordinated debt prior to stated maturities;

•	designate the Company’s subsidiaries as unrestricted subsidiaries;

•	consolidate, merge, sell or otherwise dispose of all or substantially all of the Company’s assets;

•	enter into a new or different line of business; and

•	enter into certain transactions with the Company’s affiliates.

As of December 31, 2014, none of the Company’s accumulated deficit was subject to restrictions limiting the payment of dividends, and the total amount available for dividend payments under the Company’s most restrictive covenants was approximately $199,000.

The restrictive covenants are subject to a number of important exceptions and qualifications set forth in the Indenture and the Credit Facility.

The Indenture provides for customary events of default. If any event of default occurs and is continuing, subject to certain exceptions, the trustee or the holders of at least 25% in aggregate principal amount of the then outstanding Senior Secured Notes may declare all the Senior Secured Notes to be due and payable immediately, together with any accrued and unpaid interest, if any, to the acceleration date. In the case of an event of default resulting from certain events of bankruptcy, insolvency or reorganization, such amounts with respect to the Senior Secured Notes will be due and payable immediately without any declaration or other act on the part of the trustee or the holders of the Senior Secured Notes.

The Credit Facility contains further limitations on the Company’s ability to incur additional indebtedness and liens. In addition, to the extent the Company incurs certain specified levels of additional indebtedness, further limitations under the Credit Facility will become applicable under covenants related to sales of assets, sale-leaseback transactions, investment transactions, and the payment of dividends and other restricted payments. If the Company draws on the Credit Facility, the Company will be required to maintain a first lien leverage ratio as defined (the “Leverage Ratio”) not more than 2.75 to 1.00. The Credit Facility also contains certain representations and warranties, other affirmative and negative covenants, and events of default customary for secured revolving credit facilities of this type.

The Company’s failure to comply with any of these covenants, including compliance with the Leverage Ratio, will be an event of default under the Credit Facility, in which case the administrative agent may, with the consent or at the request of lenders holding a majority of the commitments and outstanding loans, terminate the Credit Facility and declare all or any portion of the obligations under the Credit Facility due and payable. Other events of default under the Credit Facility include:

•	the Company’s failure to pay principal on the loans when due and payable, or its failure to pay interest on the loans or to pay certain fees and expenses (subject to applicable grace periods);

•	the occurrence of a change of control (as defined in the Credit Facility);

•	a breach or default by the Company or its subsidiaries on the payment of principal of any other indebtedness in an aggregate amount greater than $10,000;

•	breach of representations or warranties in any material respect;

•	failure to perform other obligations under the Credit Facility and the security documents for the Credit Facility (subject to applicable cure periods); or

•	certain bankruptcy or insolvency events.

In the event of a bankruptcy or insolvency event of default, the Credit Facility will automatically terminate, and all obligations thereunder will immediately become due and payable.

As of December 31, 2014, the Company was in compliance with all of the financial covenants in its Indenture and Credit Facility.

Debt Maturities

At December 31, 2014 the Company’s future maturities of long-term debt obligations are as follows:

	2015	2016	2017	2018	2019	Thereafter	Total
Senior secured notes	$—	$—	$—	$—	$210,000	—	$210,000

The fair value of the Senior Secured Notes at December 31, 2014 and 2013 are Level 2 estimates within the fair value hierarchy prescribed by ASC 820 Fair Value Measurements and is estimated based on quoted market prices as follows:

	Year ended December 31,
	2014	2013
Carrying amount, net	$210,000	$210,000
Fair value	$222,600	$228,375